IMS Dividend Growth Fund
SUMMARY SECTION – IMS DIVIDEND GROWTH FUND
Investment Objective
The investment objective of the IMS Dividend Growth Fund (the “Growth Fund” or the “Fund”) is long-term growth from capital appreciation and dividends.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IMS Dividend Growth Fund
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IMS Dividend Growth Fund
Management Fee		1.26%
Distribution (12b-1) Fees		none
Other Expenses		0.99%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		2.25%
Fee Waiver/Expense Reimbursement	[1]	(0.30%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.95%
[1]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund's average daily net assets through October 31, 2013, subject to the advisor's right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2013 except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
IMS Dividend Growth Fund	198	675	1,178	2,562

Portfolio Turnover
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 47.08% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Fund’s advisor, IMS Capital Management, employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S&P 500 Index. The Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”). The Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on the advisor’s assessment of the relative opportunities and risks related with each category.

In selecting the Fund’s investments, the advisor employs a combination of fundamental, technical and macro market research to identify companies that the advisor believes have the ability to maintain or increase their dividend payments, because of their low debt, high return on equity and significant cash flow production. Individual securities are selected based on the advisor’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange. The Fund may also invest up to 35% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets.

The Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small- and Mid-Cap Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.
  Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.
  Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income- producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).
  Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Performance
The bar chart below shows how the Growth Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Year-by-Year Total Return (for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 16.43% during the quarter ended June 30, 2003 and the lowest return for a quarter was -19.91% during the quarter ended December 31, 2008. The Fund's year to date return as of September 30, 2012 was 7.74%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
IMS Dividend Growth Fund	(0.01%)	(1.98%)	3.18%	Nov. 05, 2002
IMS Dividend Growth Fund Return After Taxes on Distributions	(0.25%)	(2.76%)	2.52%	Nov. 05, 2002
IMS Dividend Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	0.29%	(1.79%)	2.62%	Nov. 05, 2002
IMS Dividend Growth Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	5.63%	Nov. 05, 2002

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.